PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.4%
Municipal Bonds 98.5%
Alabama 3.0%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	7,815	$7,785,877
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,787,133
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,186,622
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	4,285	4,231,576
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	999,610

Jefferson Cnty. Swr. Rev., Warrants, Rfdg.	5.250	10/01/41	1,500	1,637,581
Mobile Indl. Dev. Brd. Rev., Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	966,455
Selma Indl. Dev. Brd. Rev., Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,554,165
Southeast Alabama Gas Sply. Dist. Rev.,
Proj. No. 2, Series A (Mandatory put date 06/01/24)	4.000(cc)	06/01/49	1,365	1,365,000
Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)	5.000(cc)	06/01/49	2,000	2,099,500

Southeast Energy Auth. Cooperative Dist. Rev., Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	2,500	2,626,569
				31,240,088
Alaska 0.9%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,592,577
Tanana Chiefs Conference Proj., Series A	5.000	10/01/26	2,385	2,429,097
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,621,796

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,389,627
Northern Tob. Secur. Corp. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	1,000	1,055,742
				9,088,839
Arizona 3.6%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B (Mandatory put date 06/01/24)	4.520(cc)	01/01/37	2,280	2,195,343

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp., Series A	5.000%	02/01/29	650	$692,428
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	323,071
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/48	3,000	3,168,200
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/53	1,750	1,831,840
Chandler Indl. Dev. Auth. Rev.,
Intel Corp. Proj. Rmkt. AMT (Mandatory put date 06/01/29)(hh)	4.000(cc)	06/01/49	3,750	3,724,822
Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,035,000

Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,140	1,179,068
Maricopa Cnty. Spl. Healthcare Dist., Series D, GO	5.000	07/01/28	850	902,339
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,085,144
Jr. Lien, Series B, AMT	5.000	07/01/49	1,630	1,658,268
Series A, AMT	5.000	07/01/47	2,000	2,023,563
Sr. Lien, AMT	5.000	07/01/48	2,000	2,035,903

Pima Cnty. Ind. Dev. Auth. Rev., AZ Chart. Schs. Proj., Series R, Rfdg.	4.000	07/01/26	2,685	2,648,630
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Salt River Proj., Series A	5.000	01/01/47	1,925	2,062,646
Salt River Proj., Series B	5.250	01/01/53	4,000	4,361,504
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,685	2,792,273
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,242,631
				36,962,673
Arkansas 0.3%
Fayetteville Sales & Use Tax Rev., Sales & Use Tax	2.875	11/01/32	3,000	2,947,509
California 3.4%
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	1,395	1,402,353
California Hlth. Facs. Fing. Auth. Rev.,
Initial Entrance Fees, Series A	3.850	11/15/27	1,000	988,899
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,006,407

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

California Muni. Fin. Auth. Rev., CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000%	05/15/29	1,000	$1,048,346
California St.,
GO	5.000	03/01/45	3,000	3,019,464
GO, Rfdg.	4.000	09/01/34	3,000	3,206,846
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, Series 2023 ML-18, Class X-CA	1.441(cc)	09/25/37	29,624	3,058,635
Frete 2024 ML22, Class AUS	4.683(cc)	10/25/40	2,500	2,557,421
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,300	1,366,929
Series A	5.500	11/15/37	1,000	1,123,916
Los Angeles Calif. Dept. Arpts. Rev.,
Sr. Series C, AMT	5.000	05/15/28	1,075	1,122,180
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,028,558

Los Angeles California Dept. Arpts. Rev., Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	4,170	4,344,735
Los Angeles Unif. Sch. Dist., Series A, GO, Rfdg.	5.000	07/01/34	1,500	1,735,775
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,487,199
Pittsburg Redev. Agcy., Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.580(t)	08/01/25	2,000	1,918,712
San Francisco City & Cnty. Arpt. Commn. Rev., San Francisco Int. Aprt., 2nd Series A, Rfdg., AMT(hh)	5.250	05/01/41	2,500	2,696,654
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	800,506
				34,913,535
Colorado 5.3%
Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/30)	5.000(cc)	11/15/36	3,000	3,219,180
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	1,787,090
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/32	2,250	2,404,971
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	2,605	2,621,795
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	6,900	7,088,698
Intermountain Healthcare, Series C, Rfdg. (Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,100	3,251,630

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Colorado Hlth. Facs. Auth. Rev., (cont’d.)
SCL Hlth. Sys., Series B, Rfdg.	4.000%	01/01/40	3,060	$3,046,941

Colorado Springs Co. Util. Sys. Rev., Series A-4	5.000	11/15/43	3,080	3,222,092
Colorado St., COP	6.000	12/15/39	4,000	4,652,190
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	1,055	1,093,984
Series A, Rfdg., AMT	5.000	11/15/29	3,000	3,155,854
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,075,481
Series A, Rfdg., AMT	5.500	11/15/42	1,875	2,046,688
Series D, Rfdg., AMT	5.750	11/15/35	1,000	1,124,946
Sub. Series B, Rfdg., AMT	5.500	11/15/41	1,000	1,103,936
Sub. Series B, Rfdg., AMT	5.500	11/15/42	1,000	1,098,748
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,375	2,455,707
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,130	1,171,504
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,113,947
E-470 Pub. Hwy. Auth. Rev.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	1,160	1,212,336
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,275	1,349,872
Sr. Series B, NATL	0.000(t)	09/01/25	2,140	2,044,946
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	417,528
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	420,254
				55,180,318
Connecticut 1.5%
Connecticut St., Series B, GO, Rfdg.	5.000	05/15/25	2,200	2,229,563
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Rmkt., Series 2015-A, Rfdg. (Mandatory put date 07/12/24)	0.375(cc)	07/01/35	1,000	993,865
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,202,602
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,440	1,514,406
Series B, Rfdg.	5.000	01/01/25	2,600	2,621,606

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Connecticut (cont’d.)
Connecticut St. Spl. Tax Rev., (cont’d.)
Series B, Rfdg.	5.000%	07/01/31	3,000	$3,312,129
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,282,471
				15,156,642
District of Columbia 2.2%
Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000	07/01/49	1,275	1,264,197
Friendship Pub. Chart. Sch., Rfdg.	5.000	06/01/36	1,385	1,388,862
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,277,383
KIPP DC Proj., Series B, Rfdg.	5.000	07/01/25	500	501,367
Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,195,405
Series C, Rfdg.	5.000	12/01/28	1,500	1,610,023

Dist. of Columbia Wtr. & Swr. Auth. Rev., Sub. Lien, Series A, Rfdg.	5.000	10/01/39	1,710	1,736,403
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,051,380
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,582,196
Rfdg., AMT	5.000	10/01/26	3,860	3,953,973
Series A, Rfdg. AMT	5.000	10/01/30	3,500	3,697,334
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,000,295
				23,258,818
Florida 6.2%
Brevard Cnty. Hlth. Facs. Auth. Rev., Hlth. First Oblig. Grp., Series A, Rfdg.	5.000	04/01/47	445	462,910
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,019,172
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,099,489
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	1,903,193
Sr. Lien, Rfdg.	5.000	07/01/38	2,500	2,577,272
Sr. Lien, Series D	5.000	07/01/29	780	837,423

Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	525	534,395
Florida Dev. Fin. Corp. Rev.,
Mater Academy Proj., Series A	5.000	06/15/56	2,380	2,245,330
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	570,061

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000%	04/01/25	1,250	$1,265,073
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,452,408

Florida Insurance Assistance Interlocal Agcy., Inc. Rev., Series A, Rfdg.	5.000	09/01/24	3,000	3,007,541
Fort Lauderdale Wtr. & Swr. Rev., Enabling Wrks. Proj., Series A	5.500	09/01/53	2,500	2,751,631
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,110,402
Series A, AMT	5.000	10/01/28	1,500	1,562,867
Series A, AMT	5.000	10/01/38	1,810	1,889,692

Hillsborough Cnty. Avtn. Auth. Rev., Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	4,575,045
Jacksonville Hsg. Auth. Rev., Westwood Apartments	5.000	02/01/34	3,200	3,394,275
Julington Creek Plantation CDD, Spl. Assmt., AGM	4.625	05/01/54	1,560	1,500,506
Martin Cnty. Hlth. Facs. Auth. Rev., Cleveland Clinic Hlth. Sys. Oblig. Grp., Hosp. Revs, Series A, Rfdg.	4.000	01/01/46	2,200	2,020,949
Miami Beach Redev. Agcy., Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,500,453
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,348,303
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,550,609
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,013,972

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	2,994,838
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	503,513
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,218,164
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,087,942
St. John’s Cnty. Hsg. Fin. Auth. Rev., Oaks at St. John, Series A (Mandatory put date 07/01/25)	3.550(cc)	07/01/27	1,000	996,613
Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	380	382,383
Spl. Assmt., Rfdg.	4.000	05/01/28	305	303,384
Spl. Assmt., Rfdg.	4.000	05/01/29	320	317,293

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550%	05/01/39	2,650	$2,355,188
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,630	1,449,424
Spl. Assmt.	3.375	05/01/34	470	431,868
Spl. Assmt., 144A	2.625	05/01/30	2,425	2,125,907
				64,359,488
Georgia 4.3%
Atlanta Arpt. Passenger Facs. Charge Rev., Sub. Lien, Green Bond, Series E, AMT	5.250	07/01/43	4,000	4,283,680
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/28	3,000	3,119,374
Series B, Rfdg., AMT	5.000	07/01/29	830	868,253

Atlanta Urban Residential Fin. Auth. Rev., GE Tower Apartments, Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,755,609
Burke Cnty. Dev. Auth. Rev., Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)(hh)	3.700(cc)	10/01/32	1,685	1,672,349
Cobb Cnty. Kennestone Hosp. Auth. Rev., Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	3,490	3,236,022
Columbia Cnty. Hosp. Auth. Rev., Rev Anticipation CTFS, Wellstar Hlth. Sys. Inc. Proj., Series A	5.125	04/01/48	1,220	1,292,112
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj. Series A	4.000	12/01/33	4,000	3,905,619
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	2,000	1,915,987

Fulton Cnty. Dev. Auth. Rev., Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	4,265	3,854,587
Georgia Ports Auth. Rev., Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,736,571
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	3,000	3,101,511
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,150	2,141,008
Series A (Mandatory put date 09/01/31)	5.000(cc)	05/01/54	2,500	2,643,461
Series B (Mandatory put date 12/01/24)	4.000(cc)	08/01/49	1,460	1,459,783
Series C (Mandatory put date 12/01/28)	4.000(cc)	05/01/52	1,170	1,167,161

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	975,043

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000%	11/01/24	2,650	$2,648,887
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,446,906
				44,223,923
Hawaii 0.4%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,002,077
Series A, AMT	5.000	07/01/48	3,000	3,059,942
				4,062,019
Idaho 0.2%
Idaho Hsg. & Fin. Association Rev., Series A	5.250	08/15/48	2,000	2,189,674
Illinois 9.7%
Chicago,
Chicago Works, Series A, GO	5.500	01/01/41	1,000	1,058,625
Series B-Exchange, GO, Rfdg.	4.000	01/01/28	1,855	1,858,936

Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	1,009,324
Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,310,847
Series B, Rfdg.	5.000	01/01/32	1,500	1,508,169
Sr. Lien, Series D	5.250	01/01/42	2,000	2,056,905

Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,016,362
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,550	2,552,576
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/29	5	5,026
2nd Lien Series C, Rmkt., Rfdg. (Pre-refunded date 01/01/25)(ee)	5.000	01/01/29	350	352,887
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	2,450	2,464,021
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,004,567
2nd Lien, Series A	5.000	01/01/47	1,000	1,014,912
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,457,383
2nd Lien, Series A-1	5.000	11/01/27	510	523,302
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,533,203
2nd Lien, Series B, Rfdg.	5.000	11/01/24	1,075	1,079,968

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago, IL,
Series A, GO, Rfdg.	5.000%	01/01/33	4,000	$4,231,699
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,014,083

Cook Cnty., Series A, GO, Rfdg.	5.000	11/15/24	375	377,112
Cook Cnty. Sales Tax Rev., Series A, Rfdg.	5.250	11/15/45	2,155	2,310,074
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,546,179
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,178,209
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,532,885
Univ. of Chicago, Series A, Rfdg.	5.000	04/01/34	1,250	1,413,586
Illinois St.,
GO	5.000	11/01/30	500	511,417
GO	5.000	04/01/31	1,000	1,000,793
GO	5.250	02/01/29	2,000	2,001,914
GO, Rfdg.	5.000	02/01/25	1,925	1,938,947
Series A, GO	5.000	11/01/25	1,500	1,524,219
Series A, GO	5.000	03/01/31	2,095	2,252,025
Series A, GO	5.000	12/01/39	2,500	2,562,298
Series A, GO, Rfdg.	5.000	10/01/28	750	787,165
Series B, GO	5.000	05/01/25	1,000	1,009,766
Series B, GO	5.250	05/01/45	1,000	1,080,412
Series C, GO	5.000	11/01/29	1,100	1,136,634
Series D, GO	5.000	11/01/25	4,035	4,096,316
Series D, GO	5.000	11/01/27	2,815	2,924,394
Series D, GO, Rfdg.	5.000	07/01/24	1,225	1,225,675
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,330,921
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,120,194
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,737,465
Illinois St. Toll Hwy. Auth. Rev.,
Series C	5.000	01/01/39	2,000	2,009,068
Sr. Series A	5.250	01/01/43	2,250	2,475,180
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	4.225(t)	12/15/34	10,000	6,435,807
McCormick Place Expansion, Series A, CABS, NATL	4.312(t)	06/15/37	7,500	4,299,361
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/27	3,250	3,350,704
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	1,100	1,133,977
Tob. Set. Funded, ETM(ee)	5.000	06/01/24	1,680	1,680,000

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Regl. Trans. Auth. Rev., Series A	4.000%	06/01/37	3,605	$3,558,748
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,294,678
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,593,072
Sr. Series D	5.000	01/01/35	600	647,896
Sr. Series D	5.000	01/01/36	550	590,641

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	939,359
				100,659,886
Indiana 1.5%
Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,326,628
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	4,000	4,196,235
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	590,593
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
City Moral Oblig., Sub. Series F-1, BAM	5.250	03/01/67	4,000	4,195,837
Indianapolis Arpt. Auth. Proj., Series I2, Rfdg., AMT	5.000	01/01/32	1,600	1,685,242

Whiting Rev., BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,051,678
				15,046,213
Kansas 0.2%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,177,203
Kentucky 2.6%
Kentucky Asset Liability Commn. Rev., Proj. NTS, Federal Hwy. Trust Fund First, Series A, Rfdg. GARVEE(hh)	5.000	09/01/25	3,000	3,051,555
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	3,465	3,463,152
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	8,150	8,140,479
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	4,925	4,869,651
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	3,370	3,587,871

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky (cont’d.)

Owen Cnty. Wtrwks. Sys. Rev., American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450%(cc)	06/01/39	1,500	$1,363,212
Trimble Cnty. Elec. Pwr. & Lt. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,035,034
				26,510,954
Louisiana 0.8%
Louisiana Local Govt. Envirnml. Facs. & Cmnty. Dev. Auth. Rev., American Biocarbon CT LLC Proj., Series 2021, Rmkt. AMT (Mandatory put date 06/25/24)	4.000(cc)	12/01/46	2,500	2,499,452
Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	2,500	2,512,487
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	10,160
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	1,995,191

Louisiana St. Hwy. Impt. Rev., Series A (Pre-refunded date 06/15/24)(ee)	5.000	06/15/34	1,250	1,250,554
				8,267,844
Maine 0.2%
Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000	07/01/27	1,200	1,238,811
Maine Hlth., Series A	5.000	07/01/28	1,140	1,188,700
				2,427,511
Maryland 0.2%
Maryland St. Trans. Auth. Rev., Series A, Rfdg.	5.000	07/01/41	2,045	2,253,285
Massachusetts 0.9%
Massachusetts Dev. Fin. Agcy. Rev.,
Beth Israel Lahey Hlth., Series M	5.000	07/01/32	2,500	2,760,252
Harvard Univ., Series A, Rfdg.	5.000	07/15/40	2,500	2,937,973
Series B, Rfdg.	4.000	02/15/36	2,000	2,160,297

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Massachusetts (cont’d.)

Massachusetts Edl. Fing. Auth. Rev., Sr. Series B, Rfdg., AMT	5.000%	07/01/28	1,000	$1,035,000
Massachusetts St. Port Auth. Rev., Series A, Rfdg., AMT	5.000	07/01/27	320	331,130
				9,224,652
Michigan 1.9%
Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,064,267
Local Govt. Loan Prog., Series F1, Rfdg.	4.000	10/01/24	3,250	3,249,293
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	2,000	2,121,301
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	3,750	3,965,942
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	3,500	3,572,708
Sustainable Bonds, Henry Ford Hlth. Detroit Utl. Plant Proj.	5.500	02/28/49	1,245	1,354,178

Michigan St. Univ. Rev., Series A, Rfdg.	5.000	08/15/39	2,000	2,203,853
Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	2,000	1,990,967
				19,522,509
Minnesota 0.5%
Minneapolis Rev., Allina Hlth. Sys., Series B (Mandatory put date 11/15/30)	5.000(cc)	11/15/53	1,000	1,052,616
Minneapolis St. Paul Metropolitan Arpt. Commn. Rev., Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,441,905
Minnesota Higher Ed. Facs. Auth. Rev., Univ. of St. Thomas, Series A	4.125	10/01/53	1,000	948,289
Washington Cnty. Cmnty. Dev. Agcy. Rev., Cottage Grove Bluestem Proj. (Mandatory put date 09/01/25)	3.680(cc)	09/01/26	1,200	1,201,309
				5,644,119
Mississippi 0.8%
Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc. Proj., Series A, FRDD	3.970(cc)	12/01/30	2,350	2,350,000
Chevron USA, Inc., Series I, FRDD	4.000(cc)	11/01/35	1,975	1,975,000

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Mississippi (cont’d.)
Mississippi Bus. Fin. Corp. Rev., (cont’d.)
Chevron USA, Inc., Series L, FRDD	3.900%(cc)	11/01/35	3,645	$3,645,000
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	479,262
				8,449,262
Missouri 0.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,500,341
BJC Hlth. Sys., Series A	5.000	05/01/30	2,000	2,175,457
				5,675,798
Nebraska 0.4%
Central Plns. Energy. Proj. Rev., Proj. No. 4, Series A, Rfdg., (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	3,000	3,107,724
Douglas Cnty. Hosp. Auth. No. 2 Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,283,703
				4,391,427
New Hampshire 0.2%
New Hampshire Bus. Fin. Auth. Rev., Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,820	1,977,477
New Jersey 5.8%
Gloucester Cnty. Impvt. Auth. Rev.,
Rowan Univ. Proj., BAM	5.000	07/01/49	1,500	1,583,480
Rowan Univ. Student Ctr. Proj., Loan Rev. Nts., Rfdg.	4.000	02/27/25	1,450	1,451,607
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,074,902
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	544,106
Sch. Facs. Construction	5.000	06/15/29	1,500	1,596,647
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,100,814
Series SSS, Rfdg.	5.250	06/15/36	1,000	1,138,986
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Greystone Svcs. Greystone Park Proj. Rfdg.	5.000	09/15/25	1,250	1,270,854
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,546,485
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,036,921

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Healthcare Facs. Fing. Auth. Rev., (cont’d.)
RWJ Univ. Hosp., Series A	5.500%	07/01/43	1,000	$1,003,594
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg.	5.000	12/01/25	550	555,872
Sr. Series A, Rfdg.	5.000	12/01/26	700	712,764

New Jersey St., Covid-19 Gov. Emergency Bonds, Series A, GO	5.000	06/01/28	3,205	3,396,743
New Jersey Tpke. Auth. Rev.,
Exchange, Series A, Rfdg.(hh)	4.000	01/01/35	3,000	3,123,291
Series A	5.000	01/01/28	1,505	1,506,215
Series A, Rfdg.	5.000	01/01/35	1,000	1,016,956
Series B	5.250	01/01/49	2,750	3,042,762
Series C, Rfdg.(hh)	5.000	01/01/45	2,000	2,126,098
Series E, Rfdg.	5.000	01/01/32	4,110	4,308,515
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.000	06/15/27	1,200	1,248,850
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,371,081
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	4,085	4,325,687
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,314,793
Trans. Sys., Series A, Rfdg.	5.250	06/15/41	2,000	2,200,072
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,555	2,571,355
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/25	2,620	2,645,368
Series A, Rfdg.	5.000	06/01/26	2,300	2,345,897
Series A, Rfdg.	5.000	06/01/27	710	734,118
Series A, Rfdg.	5.000	06/01/29	3,030	3,177,154
Series A, Rfdg.	5.000	06/01/31	1,650	1,721,970
Series A, Rfdg.	5.000	06/01/37	2,000	2,069,896
				59,863,853
New Mexico 0.4%
Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,292,757
Pub. Svcs. Co. of San Juan, Series C, Rfdg. (Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	3,000,000
				4,292,757
New York 7.7%
Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	3,935,463
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,808,204

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

Metropolitan Trans. Auth. Rev., Sustainable Bond, Series D1	5.000%	11/15/45	4,000	$4,175,541
Nassau Cnty. Local Econ. Assistance Corp. Rev., Roosevelt Children Academy Chart. Sch. Proj., Series A	5.000	07/01/55	1,000	942,494
New York,
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,029,604
Series D, GO	5.250	04/01/54	1,250	1,357,568
Sub. Series F-1, GO, Rfdg.	5.000	08/01/28	2,000	2,127,456

New York City Hsg. Dev. Corp. Rev., 8 Spruce Street, Class E, Rfdg.	3.500	02/15/48	3,500	3,478,571
New York City Muni. Wtr. Fin. Auth. Rev.,
2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,034,313
Sub. Series CC-2	5.000	06/15/28	2,330	2,414,704
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Sub. Series D-1	5.500	11/01/45	1,560	1,733,707
Future Tax Sec’d., Sub. Fiscal 2015, Series E-1	5.000	02/01/41	3,300	3,310,945
Sub. Series A-2	5.000	08/01/38	2,000	2,079,376
New York City Trans. Fin. Auth. Rev.,
Multi-Modal Bonds, Sub. Series B	5.500	05/01/47	3,500	3,918,309
Sub. Series D-1, Rfdg.	5.000	11/01/40	2,000	2,195,422

New York Liberty Dev. Corp. Rev., Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	7,000	6,220,166
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,025,702
Series A, Rfdg.	5.250	03/15/37	1,000	1,067,535
Series A, Rfdg. AGM(hh)	5.000	10/01/25	1,350	1,375,623

New York St. Envirnml Facs. Corp. Rev., New York City Muni. Wtr. Fin. Auth. Proj., Series A, Rfdg.	5.000	06/15/34	1,500	1,728,968
New York St. Thruway Auth. Rev., Series P, Rfdg.	5.000	01/01/33	3,000	3,394,407
New York St. Urban Dev. Corp. Rev.,
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,346,794
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 2	5.000	03/15/43	2,090	2,171,926
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguar Arpt. Terminals C&D Redev.	5.000	01/01/25	2,075	2,092,375

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York Trans. Dev. Corp. Rev., (cont’d.)
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000%	12/01/25	800	$809,030
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	997,513
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	1,250	1,397,944
Sustainable Bond, JFK Int’l. Arpt. Terminal One Proj., AGM	5.500	06/30/43	2,000	2,151,079
Sustainable Bond, John F. Kennedy Int’l. Arpt. Term. One Proj., AMT	6.000	06/30/54	1,500	1,645,849
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,561,030
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,006,159
Series 231ST, Rfdg., AMT	5.500	08/01/40	1,290	1,428,693

Rockland Cnty. Indl. Dev. Agcy. Rev., Rockland Gardens Proj. (Mandatory put date 05/01/25)	4.650(cc)	05/01/27	1,200	1,201,853
Triborough Bridge & Tunnel Auth. Rev., Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,827,948
TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	2,405	2,427,198
Utility Debt Secur. Auth. Rev., Restructuring Bonds, Series TE-1, Rfdg.	5.000	06/15/28	3,000	3,093,689
Westchester Cnty. Local Dev. Corp. Rev., NY Blood Ctr. Proj.	5.000	07/01/38	1,150	1,227,125
				79,740,283
North Carolina 0.2%
Charlotte Arpt. Rev., Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,181,504
Charlotte Mecklenburg Hosp. Auth. Rev., Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000(cc)	01/15/50	1,100	1,163,379
				2,344,883
Ohio 3.3%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	473,946
Allen Cnty. Hosp. Facs. Rev.,
Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,177,115
Series A, Rfdg.	5.000	08/01/25	1,030	1,043,903

American Muni. Pwr., Inc. Rev., Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000	02/15/39	2,000	2,186,193

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000%	06/01/28	8,205	$8,558,861
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,560	3,773,159

Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Series A	4.000	05/15/47	4,960	4,588,041
Hamilton Cnty. Swr. Sys. Rev., Met Swr. Dept. of Greater Cincinnati, Series B, Rfdg.(hh)	5.000	12/01/30	1,250	1,358,311
Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,345	1,353,347
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	430,240
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,483,104
Ohio Vlly. Elec. Corp. Proj., Rmkt., Series B (Mandatory put date 11/01/24)	1.375(cc)	02/01/26	750	737,388

Ohio St., Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,044,080
Ohio St. Univ. Rev., Multiyear Debt Issuance Prog. II, Series C	5.250	12/01/46	3,500	3,842,477
Ohio Wtr. Dev. Auth. Wtr. Pollution Control Loan Fd. Rev., Sustainable Bonds, Series C	5.000	12/01/33	2,000	2,291,148
				34,341,313
Oklahoma 0.5%
Oklahoma Tpke. Auth. Rev., Series A	5.000	01/01/42	3,000	3,033,855
Stillwater Util. Auth. Rev., Series A	5.000	10/01/39	1,865	1,869,094
				4,902,949
Oregon 0.2%
Oregon St., Article XI, Q St. Proj., Series A, GO	5.000	05/01/34	2,000	2,294,357
Pennsylvania 5.0%
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	5.000	07/01/25	350	348,290

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000%	03/01/27	2,140	$2,180,217
Renaissance Academy Chart. Sch., Rfdg.	5.000	10/01/34	1,500	1,458,083
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	3,520	3,559,375
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	2,280	2,385,116
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,170	1,220,250

Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	2,015	2,170,390
Gen. Auth. of Southcentral Pennsylvania Rev.,
Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000	06/01/34	3,000	3,416,570
Wellspan Hlth. Oblig. Grp., Series A, Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	3,450	3,450,000

Lehigh Cnty. Gen. Purp. Auth. Rev., Lehigh Vlly. Academy Regl. Chart. Sch.	4.000	06/01/57	1,445	1,133,139
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,123,700
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500	06/30/42	3,025	3,333,155
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,145,500

Pennsylvania St. Univ. Rev., Series A	5.000	09/01/41	2,400	2,452,508
Pennsylvania Tpke. Commn. Rev.,
Series A	5.000	12/01/38	1,000	1,007,025
Series A	5.000	12/01/49	3,150	3,278,363
Series A-1, Rfdg.	5.000	12/01/40	1,635	1,645,486
Series A-1, Rfdg.	5.000	12/01/45	7,305	7,335,720
Series A-2, Rfdg.	5.000	12/01/28	870	911,494
Sub. Series A-1	5.000	12/01/25	1,425	1,453,721
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	2,028,772
Sub. Series B-1	5.250	06/01/47	2,000	2,049,254

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,069,955
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	659,886
16th Series A, AGM	5.000	08/01/29	1,000	1,067,463
				51,883,432

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 2.1%
Puerto Rico Comnwlth., Restructured, Series A, GO, CABS	2.875%(t)	07/01/24	5,934	$5,919,694
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., San Juan Cruise Terminal Proj., Series 2023, Class A-1, AMT	6.750	01/01/45	1,000	1,169,236
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	847,812
Restructured, Series A-1, CABS	4.147(t)	07/01/33	1,890	1,301,688
Restructured, Series A-1, CABS	5.196(t)	07/01/46	14,000	4,486,058
Series A-1, CABS	3.555(t)	07/01/24	2,806	2,797,437
Series A-1, CABS	3.947(t)	07/01/27	6,342	5,621,274
				22,143,199
Rhode Island 0.9%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,160,598
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/24	680	680,000
Series A, Rfdg.	5.000	06/01/40	4,350	4,362,309
				9,202,907
South Carolina 1.7%
Greenwood Cnty. Rev., Self Regional Healthcare, Rfdg.	5.000	10/01/25	2,185	2,223,880
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	2,500	2,641,370
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	2,250	2,402,286
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Novant Hlth. Oblig. Grp., Series A	4.250	11/01/47	1,500	1,458,727
Novant Hlth. Oblig. Grp., Series A	5.000	11/01/34	1,000	1,119,667
Novant Hlth. Oblig. Grp., Series A	5.250	11/01/41	1,000	1,104,502

South Carolina Ports Auth. Rev., AMT	4.000	07/01/45	1,000	870,889
South Carolina Pub. Svc. Auth. Rev.,
Series A, Rfdg.	5.000	12/01/29	1,300	1,308,564
Series A, Rfdg.	5.000	12/01/32	4,595	4,886,749
				18,016,634

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee 2.9%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Univ. of Tennessee Proj. Series B-1, BAM(hh)	5.250%	07/01/64	1,000	$1,036,967
Memphis Shelby Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	07/01/25	830	836,560
Metropolitan Govt. Nashville & Davidson Cnty. Sports Auth. Rev., Stadium Proj., Sr. Lien, Series A, AGM	5.250	07/01/56	4,000	4,298,889
Metropolitan Nashville Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/27	1,800	1,855,085
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	770	818,834
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	5,930	5,911,460
Series A (Mandatory put date 10/01/24)	5.000(cc)	02/01/50	3,000	3,013,098
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	9,750	9,735,752
Series A	5.250	09/01/26	2,605	2,655,632
				30,162,277
Texas 11.2%
Arlington Higher Edu. Fin. Corp. Rev., Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,000	1,043,974
Arlington Hsg. Fin. Corp. Rev., 6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	2,500	2,532,465
Bexar Cnty. Hsg. Fin. Corp. Rev., Pavilion at Culebra Apts. (Mandatory put date 03/01/26)	4.050(cc)	03/01/28	2,500	2,508,324
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	2,075	2,075,241
Series C	5.000	01/01/27	800	805,548
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/40	1,395	1,417,401
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,015,031
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,143,580
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,002,673
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/24	1,205	1,207,507
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/38	1,200	1,303,551
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,002,447
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,080,750
International Leadership of Texas, Inc., Series A, Rfdg., PSFG	5.000	08/15/39	1,000	1,087,658

Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,006,503

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Dallas Independent Sch. Dist., GO, Rfdg., PSFG	5.000%	02/15/48	3,000	$3,190,267
Dallas-Fort Worth Int’l. Arpt. Rev., Series B, Rfdg.	5.000	11/01/26	1,475	1,530,822
EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,438,828
Galveston Wharves & Term. Rev., Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	2,000	2,207,794
Gulf Coast Auth. Rev., Exxon Proj., Rfdg., FRDD	2.250(cc)	10/01/24	12,000	12,000,000
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Mem. Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,505	2,573,036
Memorial Hermann Hlth. Sys., Series A, Rfdg.	5.000	12/01/29	1,910	2,056,602
Memorial Hermann Hlth. Sys., Series B-2 (Mandatory put date 12/01/24)	5.000(cc)	07/01/49	550	552,596
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,960	1,966,238
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/29	1,710	1,841,820
1st Lien, Series A, Rfdg.(hh)	5.000	08/15/40	1,225	1,354,686
Series A, Rfdg.	5.000	08/15/35	2,000	2,244,737
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	5,040	5,209,910

Houston Arpt. Sys. Rev., Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	3,600	3,782,219
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	3,000	3,005,666
Sub. 1st Lien, Series A, Rfdg.	5.000	11/15/25	2,000	2,041,134
Sub. 1st Lien, Series A, Rfdg.	5.250	11/15/49	1,000	1,097,078
Hutto Independent Sch. Dist.,
GO, PSFG	5.000	08/01/24	1,000	1,002,141
GO, PSFG	5.000	08/01/48	1,000	1,068,684

Lakeside Place PFC Rev., Brookside Gardens Apartments (Mandatory put date 11/01/25)	4.150(cc)	11/01/26	3,500	3,515,699
Lamar Consolidated Independent Sch. Dist., Series A, GO, PSFG	5.000	02/15/58	2,000	2,113,853
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg., AGM	5.000	05/15/27	1,335	1,393,101
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,676,026
Rfdg.	5.000	05/15/25	2,275	2,306,453

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Lower Colorado River Auth. Rev., (cont’d.)
Series B, Rfdg., AGM	5.000%	05/15/28	1,130	$1,195,638
North Texas Twy. Auth. Rev.,
1st Tier Bonds, Series A, Rfdg.	5.000	01/01/25	2,030	2,046,313
1st Tier, Series A, Rfdg.	5.000	01/01/28	1,180	1,202,271
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,277,812
2nd Tier, Series B, Rfdg.	5.000	01/01/27	1,640	1,704,862
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,495	1,576,817
Series A, Rfdg.	5.000	01/01/30	1,765	1,797,484
Series B, Rfdg.	5.000	01/01/45	2,000	2,003,735

Northwest Independent Sch. Dist., GO, PSFG	5.000	02/15/48	1,500	1,593,152
Permanent Univ. Fd. Univ. of Texas Sys. Rev.,
Series A, Rfdg.	5.000	07/01/40	3,000	3,291,364
Series B, Rfdg.(hh)	5.000	07/01/36	2,500	2,907,934
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Christus Hlth. Series A (Mandatory put date 07/01/32)	5.000(cc)	07/01/53	3,000	3,202,809
Christus Hlth. Series B, Rfdg.	5.000	07/01/25	1,100	1,114,129

Texas Natural Gas Securitization Fin. Corp. Rev., Txbl. Customer Rate Relief Bonds, Tranche A-1	5.102	04/01/35	2,910	2,909,459
Texas Priv. Activity Bond Surface Trans. Corp. Rev., Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,900	2,037,529
Texas St., Mobility Fund, Series B, GO, Rfdg.	5.000	10/01/36	1,870	1,892,950
Texas Trans. Commn. St. Hwy. Fd. Rev., Rfdg.	5.000	10/01/33	3,000	3,384,958
				116,541,259
Utah 1.8%
Intermountain Pwr. Agcy. Rev., Series A	5.250	07/01/45	2,500	2,733,757
Ogden City Sch. Dist.,
GO	1.375	06/15/32	2,010	1,597,010
GO	1.500	06/15/33	1,420	1,116,415
GO	1.625	06/15/34	2,200	1,698,683

Salt Lake City Arpt. Rev., Series A, AMT	5.500	07/01/53	875	945,809
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/28	2,070	2,163,185
Series A, AMT	5.250	07/01/48	2,000	2,052,060

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah (cont’d.)

Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000%	05/15/43	2,350	$2,480,703
Utah Telecommunication Open Infrast. Agcy. Rev., Rfdg.	5.500	06/01/40	3,485	3,932,614
				18,720,236
Virginia 0.3%
James City Cnty. Econ. Dev. Auth. Rev., Williamsburg Landing, Temps 50, Series C-3	5.250	12/01/27	1,000	991,915
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,717,814
				2,709,729
Washington 1.8%
Energy Northwest Rev., Proj. 1, Series B, Rfdg.	5.000	07/01/25	1,500	1,524,545
King Cnty., Series A, GO	5.000	01/01/28	1,000	1,058,239
Port of Seattle Rev.,
Intermediate Lien, Series C, AMT	5.000	05/01/25	1,125	1,134,908
Series A, AMT	5.000	05/01/43	1,675	1,692,229

Washington Healthcare Facs. Auth. Rev., Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	675,086
Washington Hlthcare. Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,690,014
Washington St.,
Series 2020A, GO	5.000	08/01/42	3,000	3,172,936
Series R-2024C, GO, Rfdg.	5.000	08/01/40	1,100	1,228,761
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,088,799

Washington St. Hsg. Fin. Commn. Rev., Sustainable Cert., Series 2023-1, Class X	1.448(cc)	04/20/37	32,696	3,485,062
				18,750,579
West Virginia 0.2%
West Virginia Parkways Auth. Rev., Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,826,733

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 0.7%
Pub. Fin. Auth. Rev.,
Mountain Island Chrt. Sch., Ltd., Rfdg.	4.000%	07/01/27	505	$482,552
Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	1,500	1,486,747

Wisconsin Dept. of Trans. Rev., Series 1, Rfdg.	5.000	07/01/29	3,000	3,245,609
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,000	948,403
Forensic Science and Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,410,036
				7,573,347

Total Municipal Bonds (cost $1,034,892,434)				1,021,122,393

	Shares
Unaffiliated Exchange-Traded Fund 1.9%
iShares National Muni Bond ETF (cost $19,660,714)	187,690	19,846,340

Total Long-Term Investments (cost $1,054,553,148)				1,040,968,733

Short-Term Investments 1.0%
Affiliated Mutual Fund 0.3%
PGIM Core Ultra Short Bond Fund (cost $3,060,722)(wb)		3,060,722	3,060,722

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper 0.7%
Board of Regents of The University of Texas System, (cost $7,000,000)	3.650%	06/03/24	7,000	$7,000,011

Total Short-Term Investments (cost $10,060,722)				10,060,733

TOTAL INVESTMENTS 101.4% (cost $1,064,613,870)				1,051,029,466
Liabilities in excess of other assets(z) (1.4)%				(14,606,755)

Net Assets 100.0%				$1,036,422,711

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CA—Credit Agricole Securities Inc.
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
ETF—Exchange-Traded Fund
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
PFC—Public Facility Corporation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM National Muni Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
30	5 Year U.S. Treasury Notes	Sep. 2024	$3,173,906	$6,080
129	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	15,794,438	232,315
				$238,395
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).